Report of Independent Registered Public
Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of iShares Cybersecurity and Tech ETF, iShares Exponential Technologies ETF, iShares
Genomics Immunology and Healthcare ETF, iShares
Robotics and Artificial Intelligence Multisector ETF, iShares Self-Driving EV and Tech ETF, iShares U.S. Tech
Breakthrough Multisector ETF, iShares MSCI ACWI ETF, iShares MSCI ACWI Low Carbon Target ETF, iShares
MSCI All Country Asia ex Japan ETF, iShares MSCI
Europe Financials ETF, iShares MSCI Europe Small-Cap
ETF, iShares MSCI Kokusai ETF, iShares Adaptive
Currency Hedged MSCI EAFE ETF , iShares Currency
Hedged MSCI ACWI ex U.S. ETF, iShares Currency
Hedged MSCI EAFE ETF, iShares Currency Hedged
MSCI EAFE Small-Cap ETF, iShares MSCI ACWI ex U.S.
ETF, iShares MSCI EAFE ETF, iShares MSCI EAFE
Small-Cap ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares China Large-Cap
ETF, iShares MSCI China A ETF, iShares Core Aggressive
Allocation ETF, iShares Core Conservative Allocation
ETF, iShares Core Moderate Allocation ETF, iShares
Core Growth Allocation ETF, iShares Morningstar Multi-
Asset Income ETF, iShares MSCI EAFE Min Vol Factor
ETF, iShares MSCI Europe Min Vol Factor ETF, iShares
MSCI Japan Min Vol Factor ETF, iShares MSCI USA Min
Vol Factor ETF, iShares MSCI USA Small-Cap Min Vol
Factor ETF, iShares Core MSCI EAFE ETF, iShares Core
MSCI Europe ETF, iShares Core MSCI International
Developed Markets ETF, iShares Core MSCI Pacific ETF, iShares Core MSCI Total International Stock ETF, iShares MSCI Intl Momentum Factor ETF, iShares MSCI
Intl Quality Factor ETF, iShares MSCI Intl Size Factor
ETF, iShares MSCI Intl Value Factor ETF, iShares MSCI
USA Momentum Factor ETF, iShares MSCI USA Quality
Factor ETF, iShares MSCI USA Size Factor ETF, iShares
MSCI USA Value Factor ETF, iShares MSCI Global
Multifactor ETF, iShares MSCI Intl Multifactor ETF, iShares MSCI Intl Small-Cap Multifactor ETF, iShares
MSCI USA Multifactor ETF, iShares MSCI USA Mid-Cap
Multifactor ETF, iShares MSCI USA Small-Cap
Multifactor ETF, iShares ESG Aware Aggressive
Allocation ETF, iShares ESG Aware Conservative
Allocation ETF, iShares ESG Aware Growth Allocation
ETF, iShares ESG Aware Moderate Allocation ETF

In planning and performing our audits of the financial statements of the funds listed in Appendix A, (hereafter referred to as the "Funds") as of and for the periods ended July 31, 2020, in accordance with the standards of the Public Company Accounting Oversight Board (United
States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.
Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.
A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of July 31, 2020.

This report is intended solely for the information and use of the Board of Trustees of iShares Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.



/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 21, 2020







Appendix A
iShares Trust

iShares Cybersecurity and Tech ETF
iShares Exponential Technologies ETF
iShares Genomics Immunology and Healthcare ETF iShares Robotics and Artificial Intelligence Multisector
ETF
iShares Self-Driving EV and Tech ETF
iShares U.S. Tech Breakthrough Multisector ETF* iShares MSCI ACWI ETF iShares MSCI ACWI Low Carbon Target ETF iShares MSCI All Country Asia ex Japan ETF iShares MSCI Europe Financials ETF iShares MSCI Europe Small-Cap ETF iShares MSCI Kokusai ETF iShares Adaptive Currency Hedged MSCI EAFE ETF iShares Currency Hedged MSCI ACWI ex U.S. ETF iShares Currency Hedged MSCI EAFE ETF iShares Currency Hedged MSCI EAFE Small-Cap ETF iShares MSCI ACWI ex U.S. ETF iShares MSCI EAFE ETF iShares MSCI EAFE Small-Cap ETF iShares MSCI EAFE Growth ETF iShares MSCI EAFE Value ETF iShares China Large-Cap ETF iShares MSCI China A ETF iShares Core Aggressive Allocation ETF iShares Core Conservative Allocation ETF iShares Core Moderate Allocation ETF iShares Core Growth Allocation ETF iShares Morningstar Multi-Asset Income ETF iShares Edge MSCI EAFE Min Vol Factor ETF iShares Edge MSCI Europe Min Vol Factor ETF iShares Edge MSCI Japan Min Vol Factor ETF iShares Edge MSCI USA Min Vol Factor ETF iShares Edge MSCI USA Small-Cap Min Vol Factor ETF iShares Core MSCI EAFE ETF iShares Core MSCI Europe ETF iShares Core MSCI International Developed Markets ETF iShares Core MSCI Pacific ETF iShares Core MSCI Total International Stock ETF iShares Edge MSCI Intl Momentum Factor ETF iShares Edge MSCI Intl Quality Factor ETF iShares Edge MSCI Intl Size Factor ETF iShares Edge MSCI Intl Value Factor ETF iShares Edge MSCI USA Momentum Factor ETF iShares Edge MSCI USA Quality Factor ETF iShares Edge MSCI USA Size Factor ETF iShares Edge MSCI USA Value Factor ETF iShares Edge MSCI Global Multifactor ETF iShares Edge MSCI Intl Multifactor ETF iShares Edge MSCI Intl Small-Cap Multifactor ETF iShares Edge MSCI USA Multifactor ETF iShares Edge MSCI USA Mid-Cap Multifactor ETF iShares Edge MSCI USA Small-Cap Multifactor ETF iShares ESG Aware Aggressive Allocation ETF** iShares ESG Aware Conservative Allocation ETF** iShares ESG Aware Growth Allocation ETF** iShares ESG Aware Moderate Allocation ETF**


* January 8, 2020 (commencement of operations) through July 31, 2020
** June 12, 2020 (commencement of operations) through
July 31, 2020